Stockholders' Equity - Schedule of Stock Related to Stock Options (Details) (10K) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Options Outstanding Exercise Price
Outstanding Number of Options		283,333
Options Exercisable Weighted Average Remaining Life In Years	4 years 11 months 15 days	9 years 2 months 12 days
Exercisable Number of Options
Exercise Price Range One [Member]
Options Outstanding Exercise Price		$ 21.77
Outstanding Number of Options		216,667
Options Exercisable Weighted Average Remaining Life In Years		0 years
Exercisable Number of Options
Exercise Price Range Two [Member]
Options Outstanding Exercise Price		$ 26.00
Outstanding Number of Options		66,666
Options Exercisable Weighted Average Remaining Life In Years		0 years
Exercisable Number of Options